Cover	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 24, 2026, Onconetix, Inc. (the “Company”) filed a Current Report on Form 8-K (“Initial Report”) with the Securities and Exchange Commission to report, among other things, the appointment of David White as the Company’s Chief Executive Officer. As disclosed in the Initial Report, Mr. White entered into an employment agreement with the Company dated as of March 18, 2026 (the “White Employment Agreement”).
Document Period End Date	Mar. 18, 2026
Entity File Number	001-41294
Entity Registrant Name	Onconetix, Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ONCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false